Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure Of Short Term Borrowings [Abstract]
Short-term Bank Borrowings
Note 15. Short-term Bank Borrowings
Short-term bank borrowings are repayable within a year from the borrowing date. They are used to finance the Group’s day-to-day merchant banking business.
As at December 31:	2018	2017
Credit facilities from banks	$—	$2,074

As at December 31, 2018, the Group had credit facilities aggregating $22,343 as follows: (a) non-recourse factoring lines for receivables financing of  $20,297; and (b) a commodity hedging credit facility of  $2,046 which allows management to hedge industrial metals and products for the Group’s production subsidiaries. All these facilities are renewable on a yearly basis or usable until further notice.